SUBSEQUENT EVENTS (Details)	9 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Restricted Share Units (RSUs) [Member]	Nov. 03, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] Restricted Share Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares authorized				1,200,000
Options granted during the period	708,834	33,000	144,667
Vesting period			4 years